PROSPECTUS



                           EVOLUTION MANAGED BOND FUND

                          EVOLUTION MANAGED EQUITY FUND


                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110

                                 (800) 851-0511

                                 INVESTOR CLASS



   LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR
        DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE
                 SECURITIES AND EXCHANGE COMMISSION PASSED UPON
                THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                February 23, 2004

                                TABLE OF CONTENTS

                                                                            Page

OVERVIEW.......................................................................1
  ABOUT THE FUNDS..............................................................2
  Evolution Managed Bond Fund..................................................2
  Fund Objective...............................................................2
  Portfolio Investment Strategy................................................2
  Risk Factors.................................................................4
  Evolution Managed Equity Fund................................................5
  Fund Objective...............................................................5
  Portfolio Investment Strategy................................................5
  Risk Factors.................................................................7
  Principal Risk Factors.......................................................7
  Historical Performance......................................................10
  Fees and Expenses of the Funds..............................................10
ABOUT YOUR INVESTMENT.........................................................11
  SHARE PRICES OF THE FUNDS...................................................11
  RULE 12b-1 FEES.............................................................12
  HOW TO INVEST IN SHARES OF THE FUNDS........................................12
  HOW TO EXCHANGE SHARES OF THE FUNDS.........................................15
  HOW TO SELL SHARES OF THE FUNDS.............................................16
  ACCOUNT AND TRANSACTION POLICIES............................................17
  ADDITIONAL INFORMATION......................................................19
  Management of the Funds.....................................................19
  Distributions and Taxes.....................................................19
  Master/Feeder Option........................................................21
MORE INFORMATION ON THE POTOMAC FUNDS................................ BACK COVER


In deciding whether to invest in the Funds described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the "SAI"). The Potomac Funds (the "Trust") have not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                                  PROSPECTUS 1

                                    OVERVIEW

      This Prospectus describes the EVOLUTION MANAGED BOND FUND and the EVOLUTION MANAGED EQUITY FUND (the "Funds") of the Potomac Funds. The Funds currently are offered exclusively to clients of Flexible Plan Investments, Ltd. ("FPI" or "subadviser"). Rafferty Asset Management, LLC ("Rafferty") serves as the Fund's investment adviser and FPI serves as the Funds' subadviser.

      The Funds seek the highest appreciation on an annual basis consistent with a high tolerance for risk. Each Fund is aggressively managed by the subadviser. The subadviser seeks investment opportunities for each Fund that maximize the Fund's investment returns. The Managed Bond Fund will invest primarily in fixed-income securities indirectly through exchange-traded funds (ETFs), other investment companies and derivative securities. The Managed Equity Fund will invest primarily in equity securities, both directly and indirectly through other investment vehicles, including American Depository Receipts (ADRs), ETFs and other investment companies. The subadviser creates a universe of securities "baskets" and, based on the weekly performance of each basket, decides in which baskets the Funds may invest. The subadviser monitors the performance of each individual basket and, by ranking each basket's weekly total return performance, selects the baskets that will comprise a Fund's portfolio. Rafferty positions the Fund's assets in accordance with FPI's recommendations.

      A Fund's investment strategy may result in the investment of a large portion or all of the assets of the Fund in cash or cash equivalents at any given time to provide security of principal, current income and liquidity.

      There is no assurance that the Funds will achieve their objectives.


                                  PROSPECTUS 1

                                 ABOUT THE FUNDS

EVOLUTION MANAGED BOND FUND
---------------------------

FUND OBJECTIVE
--------------

      The Evolution Managed Bond Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk.

PORTFOLIO INVESTMENT STRATEGY
-----------------------------

      The Evolution Managed Bond Fund is aggressively managed by the subadviser. The Fund will invest at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs) and other investment companies (fixed-income securities). To a limited extent, the Fund may invest directly in fixed-income securities. The underlying fixed-income securities in which the Fund seeks to gain exposure include:

        o    U.S. treasury bonds and notes
        o U.S. government-sponsored enterprises, such as Fannie Mae and Freddie Mac
        o    U.S. dollar-denominated corporate obligations
        o    Mortgage and asset-backed securities
        o    Corporate bonds and notes and asset-backed securities
        o    Zero coupon bonds
        o    Commercial paper and other money market instruments
        o Fixed-income securities issued by foreign governments and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by governments in emerging market countries
        o    High-yield (junk) bonds

The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

      The subadviser analyzes the overall investment opportunities of various fixed-income securities and market sectors to determine how to position the Fund's portfolio. The subadviser may position the Fund's portfolio to seek exposure to a variety of credit categories, which could range from government securities to junk bonds. The Fund is not limited in its exposure to non-investment grade fixed-income securities. In addition, the Fund invests in fixed-income securities without any restriction on maturity. The subadviser also may invest up to 25% of the Fund's assets in short positions in fixed-income securities.

      In conducting its analysis, the subadviser creates from the universe of fixed-income securities various "baskets" of securities that are defined by differences in creditworthiness and duration to maturity. The subadviser evaluates and ranks the short-term performance of each basket and usually invests the Fund's assets in the top performing baskets as well as baskets deemed "turnaround" candidates. Turnaround candidates are baskets that have fallen to the bottom of the rankings, remained there for a sufficient period of time and rallied with significant upside momentum.

      The subadviser typically assigns each basket in which it invests a minimum holding period, though a basket's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period.


                                  PROSPECTUS 2

By establishing holding periods, the subadviser seeks to maintain longer-term core holdings of the Fund.

      The subadviser generally evaluates all baskets based on rankings weekly. However, in order to minimize the impact and costs associated with trading, the subadviser may rank the various baskets on a daily basis.

      The subadviser's investment strategy attempts to respond to the performance of each basket rather than the performance of a market index or technical indicators. This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

      The subadviser also will create and rank a basket representing cash and/or cash equivalents (cash basket). As part of its investment strategy, the subadviser may invest the Fund's assets in such a basket. The subadviser anticipates that the higher the cash basket is ranked as compared to the fixed-income securities baskets, the more assets the Fund will invest in the cash basket. As a result, up to 100% of the Fund's assets may be invested in cash or cash equivalents at any given time. To earn income on available cash, a large portion or all of the assets of the Fund may be invested in high-quality, U.S. dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.

      The Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval. Shareholders will be provided with 60 days notice prior to any change to the Fund's investment objective.

RISK FACTORS
------------

      In addition to the principal risks discussed in the "Principal Risk Factors" section below, the Managed Bond Fund also is subject to the following risks:

CREDIT RISK AND LOWER-QUALITY DEBT SECURITIES:

      The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations. The Fund may invest a portion of its assets in securities rated below investment grade or "junk bonds." Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund's performance may vary significantly as a result. Therefore, an investment in the Fund is subject to a higher risk of loss of principal than an investment in a Fund that may not invest in lower-rated securities.


INTEREST RATE CHANGES:

      Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security will fall when interest rates rise and will rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.

                                  PROSPECTUS 3

PREPAYMENT RISK AND RISK OF MORTGAGE-BACKED SECURITIES:

      Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.


RISK OF ASSET-BACKED SECURITIES:

      Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

EVOLUTION MANAGED EQUITY FUND
-----------------------------

FUND OBJECTIVE
--------------

      The Evolution Managed Equity Fund seeks the highest appreciation on an annual basis consistent with a high tolerance for risk.

PORTFOLIO INVESTMENT STRATEGY
-----------------------------

      The Evolution Managed Equity Fund is aggressively managed by the subadviser. The Fund will invest at least 80% of its assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities. Equity securities include common stocks, ETFs and other investment companies. The Fund also may invest in futures, options and swaps. The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The Fund invests in equity securities of any market capitalization, investment style, market sector or industry. The Fund also may seek exposure to international issuers. The subadviser also may invest up to 25% of the Fund's assets in short positions in equity securities.

      The subadviser analyzes the overall investment opportunities of various equity securities and market sectors to determine how to position the Fund's portfolio. In conducting its analysis, the subadviser creates baskets of equity securities each of which is defined by a common set of criteria. For instance, the securities in a domestic equity securities basket typically will represent one of six "style boxes" - Large Cap Value, Large Cap Growth, Mid Cap Value, Mid Cap Growth, Small Cap Value and Small Cap Growth. The style boxes may be further delineated to represent fundamental and technical stock selection methodologies. For example, there may be a basket of stocks with low price-to-earnings ratios for each of the six style boxes, and another set of six boxes containing high-yield stocks, and so on. The universe of equity securities will be drawn from the three main Standard & Poor's indexes - S&P 500 Index, S&P 400 Index and S&P 600 Index, together with international equity securities baskets, typically consisting of ETFs, ADRs and other investment companies, grouped by region.


                                  PROSPECTUS 4

      The subadviser evaluates and ranks the short-term total return performance of each basket and usually invests the Fund's assets in the top-performing baskets as well as baskets deemed "turnaround" candidates. Turnaround candidates are baskets that have fallen to the bottom of the rankings, remained there for a sufficient period of time and rallied with significant upside momentum.

      The subadviser typically assigns each basket in which it invests a minimum holding period, though a basket's actual holding period will depend on its performance ranking and likely will be longer than the assigned holding period. By establishing holding periods, the subadviser seeks to maintain longer-term core holdings of the Fund.

      The subadviser generally evaluates all baskets based on rankings weekly. However, in order to minimize the impact and costs associated with trading, the subadviser may rank the various baskets on a daily basis.

      The subadviser's investment strategy attempts to respond to the performance of each basket rather than the performance of a market index or technical indicators. This strategy is neither predictive nor based on a group of top-down economic indicators, like market-timing approaches.

      The subadviser also will create and rank a basket representing cash and/or cash equivalents (cash basket). As part of its investment strategy, the subadviser may invest the Fund's assets in such a basket. The subadviser anticipates that the higher the cash basket is ranked as compared to the equity securities baskets, the more assets the Fund will invest in the cash basket. As a result, up to 100% of the Fund's assets may be invested in cash or cash equivalents at any given time. To earn income on available cash, a large portion or all of the assets of the Fund may be invested in high-quality, U.S.
dollar-denominated short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations.
      The Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval. Shareholders will be provided with 60 days notice prior to any change to the Fund's investment objective.

RISK FACTORS
------------

      In addition to the principal risks discussed in the "Principal Risks Factors" section below, the Managed Equity Fund also is subject to the following risks:


RISKS OF INVESTING IN EQUITY SECURITIES:

      The Fund may invest in publicly issued equity securities, including common stocks, as well as instruments that attempt to track the price movement of stock indices. Investments in common stocks are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Fund invests will cause the net asset value of the Fund to fluctuate.

RISKS OF INVESTING IN SMALL CAPITALIZATION COMPANIES:

      Investing in the securities of small capitalization companies involves greater risks and the possibility of greater price volatility than investing in larger capitalization and more-established companies. Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.


                                  PROSPECTUS 5

RISKS OF INVESTING IN FOREIGN SECURITIES:

      Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

PRINCIPAL RISK FACTORS
----------------------

      An investment in a Fund entails risks. A Fund could lose money, or its performance could trail that of other investment alternatives. Neither FPI nor Rafferty can guarantee that the Funds will achieve their objectives. In addition, the Funds present some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Funds. These and other risks are described below.


RISKS OF THE SUBADVISER'S INVESTMENT STRATEGY:

      While the subadviser seeks to take advantage of investment opportunities for a Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit a Fund. The subadviser will aggressively change a Fund's portfolio in response to market conditions that are unpredictable and may expose a Fund to greater market risk than other mutual funds. There is no assurance that the subadviser's investment strategy will enable a Fund to achieve its investment objectives of capital appreciation.


RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES:

      The Funds use investment techniques that may be considered aggressive. Risks associated with securities indices, swap agreements and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract and the underlying security or index. These instruments may increase the volatility of a Fund.


HIGH PORTFOLIO TURNOVER:

      A Fund's aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.


RISKS OF INVESTING IN ETFS:

      An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares potentially may trade at a discount or a premium in market price if there is a limited market in such shares. Investments in ETFs are subject to brokerage and other trading costs as the advisers trade in and out of a fund, which could result in greater expenses to a Fund. They also are subject to investment advisory and other expenses, which would be directly borne by a Fund. Finally, because the value of ETF shares depend on the demand in the market, the advisers


                                  PROSPECTUS 6
may not be able to liquidate the Fund's holdings at the most optimal time, adversely affecting a Fund's performance.


RISKS OF INVESTING IN OTHER INVESTMENT COMPANIES:

      A Fund may invest in other investment companies, which may, in turn, invest in equities, bonds, and other financial vehicles. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations. As a shareholder, the Fund must rely on the investment company to achieve its investment objective. If the investment company fails to achieve its investment objective, the value of the Fund's investment will decline, adversely affecting the Fund's performance.

SWAP AGREEMENT RISKS:

      The risks associated with swap agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.

RISKS OF SHORTING SECURITIES:

      A Fund will establish short positions designed to profit from the decline in the price of particular securities, baskets of securities or indexes. As a consequence, the Fund will lose value if and when the price of particular securities - a result that is the opposite from traditional bond mutual funds.


RISKS OF INVESTING IN DERIVATIVES:

      A Fund may invest in instruments that attempt to track the price movement of stock indices. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not correctly correlate with the price movements of the underlying instrument.


RISKS OF NON-DIVERSIFICATION:

      Each Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Funds are non-diversified, their net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

HISTORICAL PERFORMANCE
----------------------

      This Prospectus does not include a bar chart of annual total returns or a performance table of average annual total returns because the Funds have not commenced operations prior to the date of this Prospectus.


                                  PROSPECTUS 7

FEES AND EXPENSES OF THE FUNDS
------------------------------

      The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. Because the Funds' shares were not offered prior to the date of this Prospectus, other expenses below reflect estimated expenses expected to be incurred for the fiscal year ending August 31, 2004.

--------------------------------------------------------------------------------

                                                                INVESTOR CLASS
SHAREHOLDER FEES (fees paid directly from your investment)*
----------------
--------------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases (as a % of offering
price)............................................................   None
Maximum Deferred Sales Charge (as a % of original purchase
price or sales proceeds, whichever is less).......................   None
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


ANNUAL OPERATING EXPENSES (%)(expenses
-------------------------               EVOLUTION MANAGED    EVOLUTION MANAGED
that are deducted from Fund assets)         BOND FUND           EQUITY FUND
--------------------------------------------------------------------------------

Management Fees                               1.00%                1.00%

Distribution and/or Service (12b-1)
Fees                                          0.25%                0.25%

Other Expenses*                               0.71%                0.71%
--------------------------------------------------------------------------------

Total Annual Fund Operating Expenses**        1.96%                1.96%
                                              -----                -----
--------------------------------------------------------------------------------
* Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and stop-payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If a shareholder requests that a redemption be made by wire transfer, currently a $15.00 fee is charged.


** Rafferty has voluntarily agreed to waive all or a portion of its management fee and/or reimburse the Funds for Other Expenses through August 31, 2004 to the extent that each Fund's Total Annual Fund Operating Expenses exceed 2.00% for its Investor Class Shares. Because this is a voluntary expense waiver, Rafferty may change or end the waiver at any time. If a Fund's overall expenses fall below this percentage limitation, then a Fund may reimburse Rafferty within the following three years.


                                  PROSPECTUS 8

EXPENSE EXAMPLE
---------------

      The table below is intended to help you compare the cost of investing in a class of shares of the Funds with the cost of investing in other mutual funds. The table shows what you would have paid if you invested $10,000 in the Funds over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------------------------

FUND:                                 1 YEAR            3 YEARS
----                                  ------            -------
---------------------------------------------------------------------

Evolution Managed Bond Fund:           $199               $615
---------------------------------------------------------------------

Evolution Managed Equity Fund:         $199               $615
---------------------------------------------------------------------


                              ABOUT YOUR INVESTMENT

SHARE PRICES OF THE FUNDS
-------------------------

A Fund's share price is known as its net asset value (NAV). A Fund's share price is calculated fifteen minutes after the close of regular trading, usually as of 4:15 p.m. Eastern Time, each day the NYSE is open for business. Share price is calculated by dividing the Fund's net assets by its shares outstanding. The Funds use the following methods to price securities held in their portfolios:

        o equity securities, OTC securities, swap agreements, options and futures are valued at their last sales price, or if not available, the average of the last bid and ask prices,

        o  options on futures are valued at their closing price,

        o short-term debt securities and money market securities are valued using the "amortized" cost method,

        o securities for which a price is unavailable will be valued at fair value estimates by the investment advisor under the supervision of the Board of Trustees, and

        o securities primarily traded in the Nasdaq Stock Market are valued using the Nasdaq Official Closing Price (NOCP).

RULE 12B-1 FEES
---------------

The Funds have adopted a distribution and service plan under Rule 12b-1 for Investor Class shares. The plan allows the Funds to pay distribution and sales fees for the sale of the Funds' shares and for other shareholder services.
Because these fees are paid out of the Investor Class assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Under the plan, the annual fees may amount to up to 1.00% of the Investor Class' average daily net assets. However, the Board currently has authorized each Fund to pay Rule 12b-1 fees only in an amount equal, on an annual basis, to the


                                  PROSPECTUS 9
difference between a Fund's Total Annual Operating Expenses and the voluntary limit on Total Annual Operating Expenses of 2.00%.

HOW TO INVEST IN SHARES OF THE FUNDS
------------------------------------

You may invest in the Funds through traditional investment accounts, individual retirement accounts (including Roth IRAs), self-directed retirement plans or company-sponsored retirement plans. Applications and descriptions of any service fees for retirement or other accounts are available directly from the Potomac Funds. You may invest directly with the Funds or through certain brokers or dealers. Any transaction effected through a broker or dealer may be subject to a processing fee.

MINIMUM INVESTMENT
------------------

The minimum initial and subsequent investments set forth below may be invested in as many of the Potomac Funds as you wish. However, you must invest at least $1,000 in any one of the Funds. For example, if you decide to invest $10,000 in three of the Potomac Funds, you may allocate your minimum initial investment as $8,000, $1,000 and $1,000.

                         MINIMUM INITIAL        SUBSEQUENT
                         ---------------        ----------
                            INVESTMENT          INVESTMENT
                            ----------          ----------

Regular Accounts......     $ 10,000              $ 1,000

Retirement Accounts...     $ 10,000              $     0


Rafferty may waive these minimum requirements at its discretion. Contact Rafferty for further information.

TRANSACTION CUT-OFF TIMES
-------------------------

All shareholder transaction orders are processed at the NAV next determined after your transaction order is received in good form by the Funds' transfer agent or an authorized financial intermediary, subject to the Funds' transaction cut-off times. Currently, all requests received in good form before 3:55 p.m. Eastern time will be processed on that same day. Requests received after the cut-off times will receive the next business day's NAV.

GOOD FORM
---------

Good form means that your purchase (whether directly or through a financial intermediary) is complete and contains all necessary information; has all supporting documentation (such as trust documents, beneficiary designations, proper signature guarantees, IRA rollover forms, etc.); and is accompanied by sufficient purchase proceeds. For a purchase request to be in good form, it must include (1) the name of the Fund, (2) the dollar amount of shares to be purchased, and (3) your purchase application or investment stub. An Account application that is sent to the transfer agent does not constitute a purchase order until the transfer agent processes the Account application and receives correct payment by check or wire transfer.


                                 PROSPECTUS 10

PURCHASING SHARES
-----------------

BY MAIL:
--------

o  Complete and sign your Account Application.

o  Indicate the Fund and the amount you wish to invest.

o Mail your check (payable to "Potomac Funds") along with the completed Account Application to:


              REGULAR MAIL                  EXPRESS/OVERNIGHT MAIL
      ---------------------------------   ----------------------------
      Potomac Funds - Investor Class      Potomac Funds - Investor Class
      c/o U.S. Bancorp Fund Services,     c/o U.S. Bancorp Fund Services,
      LLC                                 LLC
      P.O. Box 1993                       Mutual Fund Services - 3rd Floor
      Milwaukee, Wisconsin 53201-1993     615 East Michigan Street
                                          Milwaukee, Wisconsin 53202


o Cash, credit cards, and credit card checks will not be accepted by the Funds. The Funds will also not accept payment in cashier's checks or money orders, unless the cashier's checks or money orders are in excess of $10,000. Also, to prevent check fraud, the Funds will not accept third-party checks, Treasury checks, traveler's checks or starter checks for the purchase of shares.

o  All purchases must be made in U.S. dollars through a U.S. bank.

o If your check does not clear due to insufficient funds, you will be charged a $25.00 fee.

o You will receive written confirmation by mail, but we do not issue share certificates.

o The Funds' transfer agent will verify certain information from investors as part of the Funds' anti-money laundering program.

The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new Application Form, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity. Mailing addresses containing a P.O. Box will not be accepted. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a shareholder's identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If the Funds do not have a reasonable belief in the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information and/or documentation is not received.


                                 PROSPECTUS 11

BY BANK WIRE TRANSFER:
----------------------

o Call the Potomac Funds' transfer agent at (800) 851-0511 to receive your account number.

o  Wire your payment through the Federal Reserve System as follows:

   U.S. Bank, N.A.
   777 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202
   ABA number: 075000022
   For credit to U.S. Bancorp Fund Services, LLC
   Account Number 112-952-137
   For further credit to the Potomac Funds
   (Your name)
   (Your account number)
   (Name of Fund(s) to purchase) -- Investor Class

o  Your bank may charge a fee for such services.

o Once you have wired your investment, mail your completed and signed Account Application to the Potomac Funds.

o Wire orders will only be accepted from 9:00 A.M. TO 3:55 P.M. Eastern Time. The Funds will not accept and process any wire orders for that day received after this time.

THROUGH FINANCIAL INTERMEDIARIES:
---------------------------------

o  Select financial intermediaries are authorized to offer shares of the Funds.

o These financial intermediaries can help you complete the necessary paperwork, mail your Account Application to the Potomac Funds and place your order to purchase shares of the Funds.

o Financial intermediaries are responsible for placing orders promptly with the Funds and forwarding payment promptly, as well as ensuring that you receive copies of the Funds' Prospectus. Upon acceptance by your financial intermediary, your order will be processed at a Fund's next determined NAV. Financial intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them. Each intermediary also may have its own rules about share transactions, limits on the number of share transactions you are permitted to make in a given time period, and may have earlier cut-off times for processing your transaction. For more information about your financial intermediary's rules and procedures, you should contact your financial intermediary directly.

HOW TO EXCHANGE SHARES OF THE FUNDS
-----------------------------------

You may exchange Investor Class shares of your current Fund(s) for Investor Class shares of any other Potomac Funds (including Potomac Funds not offered in this Prospectus) without any charges. To make an exchange:

o  Write  or  call  the  Potomac   Funds'   transfer  agent  or  your  financial
   intermediary.

                                 PROSPECTUS 12

o Provide your name, account number, which Funds are involved, and the number, percentage or dollar value of shares to be exchanged.

o The Funds can only honor exchanges between accounts registered in the same name and having the same address and taxpayer identification number.

o You must exchange at least $1,000 or, if your account value is less than that, your entire account balance will be exchanged.

o You may exchange by telephone only if you selected that option on your Account Application.

o You may exchange through the Internet by visiting the Potomac Funds' website at WWW.POTOMACFUNDS.COM and activating your account.

o You may place exchange orders by telephone between 9:00 A.M. AND 3:55 P.M. Eastern time.

HOW TO SELL SHARES OF THE FUNDS
-------------------------------

GENERALLY:
----------

o You may sell all or part of your investment in the Funds at the next determined net asset value after we receive your order.

o  Your redemption order is subject to the Funds' transaction cut-off times.

o You normally will receive proceeds from any sales of shares within seven days from the time a Fund receives your request in good order.

o For investments that have been made by check, payment on sales requests may be delayed until the Potomac Funds' transfer agent is reasonably satisfied that the purchase payment has been collected by the Fund, which may require up to 10 business days.

o Your proceeds will be sent to the address or wired to the bank listed on your Account Application.

BY TELEPHONE OR BY MAIL:
------------------------

o  Call or write the Funds (see the address and telephone number above).

o You may only sell shares of the Funds by telephone if you selected that option on your Account Application.

o Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

BY WIRE TRANSFER:
-----------------

o  Call the Potomac Funds.

o Provide your name, account number, which Fund and the number, percentage or dollar value of shares to sell.

                                 PROSPECTUS 13

o  You must wire transfer at least $5,000.

o You will be charged a wire transfer fee of $15.00 in addition to any charges imposed by your bank.

o  Your  proceeds  will  be  wired  only to the  bank  listed  on  your  Account
   Application.

THROUGH FINANCIAL INTERMEDIARIES:
---------------------------------

o Select financial intermediaries can place your order to sell shares of the Funds.

o Payment can be directed to your account normally within three business days after a financial intermediary places your order.

ACCOUNT AND TRANSACTION POLICIES
--------------------------------

ORDER POLICIES
--------------

You may buy and sell shares of the Funds at their NAV computed after your order has been received in good order. PURCHASE AND SELL ORDERS WILL BE PROCESSED THE SAME DAY AT THAT DAY'S NAV IF YOUR REQUEST IS RECEIVED BY 3:55 P.M. EASTERN TIME. The Funds will not accept and process any orders for that day received after these times.

There are certain times when you may be unable to sell shares of the Funds or proceeds may be delayed. This may occur during emergencies, unusual market conditions or when the Funds cannot determine the value of their assets or sell their holdings. The Funds reserve the right to reject any purchase order or suspend offering of their shares. Generally, a Fund may reject a purchase if it is disruptive to the efficient management of the Fund.

Certain transactions through a financial intermediary may not be deemed in good form if such financial intermediary failed to notify the Funds of such trade or trades before 3:55 p.m. Eastern time on the prior day. In the event that a trade is deemed not to have been received in good form, a purchase, redemption or exchange request may be rejected or canceled and, in the event of a redemption which is cancelled, the Funds shall have the right to a return of proceeds.

TELEPHONE TRANSACTIONS
----------------------

For your protection, the Funds may require some form of personal identification prior to accepting your telephone request such as verification of your social security number, account number or other information. We also may record the conversation for accuracy. During times of unusually high market activity or extreme market changes, you should be aware that it may be difficult to place your request in a timely manner.

SIGNATURE GUARANTEES
--------------------

In certain instances when you sell shares of the Funds, we will need your signature guaranteed. Signature guarantees may be available at your bank, stockbroker or a national securities exchange. A notary public cannot guarantee signatures. Your signature must be guaranteed under the following circumstances:

o  if your account registration or address has changed in the last 30 days,

o if the proceeds of your sale are mailed to an address other than the one listed with the Funds,

                                 PROSPECTUS 14

o  if the proceeds are payable to a third party,

o  if the sale is greater than $100,000,

o  if the wire instructions on the account are being changed, or

o if there are other unusual situations as determined by the Funds' transfer agent.

LOW BALANCE ACCOUNTS
--------------------

If your total account balance falls below $10,000 due to withdrawals, then we may sell your shares of the Funds. We will inform you in writing 30 days prior to selling your shares. If you do not bring your total account balance up to $10,000 within 30 days, we may sell your shares and send you the proceeds. We will not sell your shares if your account value falls due to market fluctuations.

REDEMPTION IN KIND
------------------

The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from a Fund's portfolio. It is not expected that the Funds would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.

                             ADDITIONAL INFORMATION

MANAGEMENT OF THE FUNDS
-----------------------

      Rafferty Asset Management, LLC ("Rafferty") provides investment services to the Funds. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 500 Fifth Avenue, Suite 415, New York 10110. Under an investment advisory agreement between the Potomac Funds and Rafferty, the Funds pay Rafferty fees at an annualized rate of 1.00% of a Fund's average daily net assets.

      Rafferty has retained FPI to serve as subadviser to the Funds. Rafferty (not the Funds) will pay FPI's subadvisory fees. FPI is located at 3883 Telegraph Road, Suite 100, Bloomfield Hills, Michigan, 48302. Together, an investment team from Rafferty and FPI jointly will manage and be responsible for the Funds' assets. Under the subadviser arrangement, FPI will direct, through Rafferty, the allocation of the Funds' assets among various investment vehicles selected by FPI. Then, Rafferty will implement FPI's allocation decisions for each Fund by placing all brokerage orders for the purchase and sale of those securities.

      FPI was founded in Bloomfield Hills, Michigan in 1981 by its President, Jerry C. Wagner. FPI provides investment management services to individuals, pension and profit plans and non-profit organizations. Mr. Wagner and Bruce Greig will serve as portfolio managers to the Funds. Mr. Wagner has been President, Director and sole shareholder of FPI since its organization in 1981. Mr. Greig has been an investment adviser at FPI since May 1995.


                                 PROSPECTUS 15

DISTRIBUTIONS AND TAXES
-----------------------

DISTRIBUTIONS
-------------

      Each Fund distributes dividends from its net investment income annually. Net investment income generally consists of interest income and dividends received on investments, less expenses.

      Each Fund also distributes any realized net capital gains annually. A Fund has capital gains when it sells its portfolio assets for a profit. The tax consequences will vary depending on how long a Fund has held the assets. Distributions of net gains on sales of assets held for one year or less are taxed as dividends (that is, ordinary income). Sales of assets held longer than one year (long-term capital gains) are taxed at lower capital gains rates.

      Dividends and capital gain distributions will be reinvested automatically at NAV unless you request otherwise in writing. Normally, distributions are taxable events for shareholders whether or not the distributions are received in cash or reinvested. If you elect to receive distributions from a Fund by check and the post office cannot deliver such check or your check remains uncashed for six months, the Fund reserves the right to reinvest the check in your Potomac Fund account at that Fund's then current NAV per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received.

TAXES
-----

      The following table illustrates the potential tax liabilities for taxable accounts:

         TYPE OF TRANSACTION                                       TAX STATUS*
         -------------------                                       -----------
Dividend distribution.............................         Subject to maximum rate on dividends

Distribution of net short-term capital gains......         Ordinary income rate
Distribution of net long-term capital gains.......         Long-term capital gains rate
Sale or exchange of Fund shares owned for more
  than one year...................................         Long-term capital gains or losses
Sale or exchange of Fund shares owned for one
  year or less....................................         Gains are taxed at the same rate as
                                                           ordinary income; losses are subject to
                                                           special rules

-----------------
* Tax consequences for tax-deferred retirement accounts or non-taxable shareholders may be different. You should consult your tax specialist for more information about your personal situation.

      If you are a non-retirement account holder, then each year we will send you a Form 1099 that tells you the amount of Fund distributions you received for the prior calendar year, the tax status of those distributions and a list of reportable sale transactions. Normally, distributions are taxable in the year you receive them. However, any distributions declared in the last three months of the year and paid in January of the following year generally are taxable as if received on December 31 of the year they are declared.

      If you are a non-corporate shareholder of a Fund and do not provide the Fund with your correct taxpayer identification number (normally your social security number), that Fund is required to withhold 30% of all dividends and other distributions and sale proceeds payable to you. If you are otherwise subject to backup withholding, we also are required to withhold and pay to the IRS 30% of your dividends and other distributions. Any tax withheld may be


                                 PROSPECTUS 16
applied against your tax liability when you file your tax return. You may be subject to a $50 fee for any penalties imposed on the Fund by the IRS.


MASTER/FEEDER OPTION
--------------------

The Funds may in the future operate under a master/feeder structure. This means that the Funds would be a "feeder" fund that attempts to meet its objective by investing all its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Funds. If permitted by law at that time, the Board of Trustees may approve the implementation of such a structure for the Funds without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of each Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure.


                                 PROSPECTUS 17

                               MORE INFORMATION ON
                                THE POTOMAC FUNDS

STATEMENT OF ADDITIONAL INFORMATION (SAI): The Funds' SAI contains more information on the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

CALL OR WRITE TO OBTAIN THE SAI FREE OF CHARGE:

   Write to:      Potomac Funds
                  P.O. Box 1993
                  Milwaukee, Wisconsin  53201-1993

   Call:          (800) 851-0511

   By Internet:   www.potomacfunds.com


These documents and other information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Funds may be viewed on-screen or downloaded from the EDGAR Database on the SEC's Internet website at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:
publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representation not contained in this Prospectus, or in the SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Potomac Funds or their distributor. This Prospectus does not constitute an offering by the Fund in any jurisdiction in which such an offering may not lawfully be made.

                                                       SEC File Number: 811-8243









                               P R O S P E C T U S

                                February 23, 2004









                                THE POTOMAC FUNDS

                         Enhanced Investment Strategies



                           Evolution Managed Bond Fund

                          Evolution Managed Equity Fund



                                 Investor Class





                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110